HODGES BLUE CHIP EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited)

Shares			Value
COMMON STOCKS: 99.7%
Auto Manufacturers: 5.2%
6,000		Tesla, Inc. [1]	$1,570,620

Banks: 6.6%
3,000		The Goldman Sachs Group, Inc.	967,620
7,000		JPMorgan Chase & Co.	1,018,080
			1,985,700
Beverages: 3.7%
6,000		PepsiCo, Inc.	1,111,320

Building Products Retail: 6.0%
3,250		The Home Depot, Inc.	1,009,580
3,500		Lowe’s Companies, Inc.	789,950
			1,799,530
Computers: 7.8%
12,000		Apple, Inc.	2,327,640

Discount Retail: 3.6%
2,000		Costco Wholesale Corp.	1,076,760

Diversified Financial Services: 5.0%
6,000		American Express Co.	1,045,200
8,000		The Charles Schwab Corp.	453,440
			1,498,640
Insurance: 2.6%
4,000		Chubb Ltd.	770,240

Internet: 3.5%
8,000		Amazon.com, Inc. [1]	1,042,880

Machinery - Diversified: 5.4%
4,000		Deere & Co.	1,620,760

Oil Companies Exploration & Production: 1.7%
5,000		ConocoPhillips	518,050

Oil Companies Integrated: 5.4%
15,000		Exxon Mobil Corp.	1,608,750

Oil Refining & Marketing: 2.6%
8,000		Phillips 66	763,040

Pharmaceuticals: 9.1%
5,000		AbbVie, Inc.	673,650
8,000		Merck & Co., Inc.	923,120
7,000		Novo Nordisk A/S - Class A	1,132,810
			2,729,580
Pipelines: 3.1%
15,000		ONEOK, Inc.	925,800

Restaurants: 1.7%
5,000		Starbucks Corp.	495,300

Semiconductors: 12.6%
4,000		NVIDIA Corp.	1,692,080
10,000		Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,009,200
6,000		Texas Instruments, Inc.	1,080,120
			3,781,400
Software: 8.0%
4,000		Activision Blizzard, Inc. [1]	337,200
6,000		Microsoft Corp.	2,043,240
			2,380,440
Transportation: 6.1%
4,500		Union Pacific Corp.	920,790
5,000		United Parcel Service, Inc. - Class B	896,250
			1,817,040
TOTAL COMMON STOCKS
(Cost $18,733,048)			29,823,490

TOTAL INVESTMENTS IN SECURITIES: 99.7%
(Cost $18,733,048)			29,823,490
Other Assets in Excess of Liabilities: 0.3%			83,092
TOTAL NET ASSETS: 100.0%			$29,906,582

	ADR - American Depositary Receipt
	[1]	Non-income producing security.

Hodges Blue Chip Equity Income Fund
Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Hodges Blue Chip Equity Income Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$29,823,490	$-	$-	$29,823,490
Total Investments in Securities	$29,823,490	$-	$-	$29,823,490